UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     December 31, 2006
                                                   -----------------

Check here if Amendment [  ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisers, Inc.
                -----------------------------
Address:        225 Friend Street
                -----------------------------
                Suite 801
                -----------------------------
                Boston, MA 02114
                -----------------------------

Form 13F File Number:     28-10779
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           George Putnam, III
                -----------------------------
Title:          President
                -----------------------------
Phone:          617.573.9550
                -----------------------------

Signature, Place and Date of Signing:


        /s/ George Putnam, III            Boston, MA              2/5/2007
     -----------------------------    -------------------     -----------------
             [Signature]                 [City, State]              [Date]


Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                            ----------------

Form 13F Information Table Entry Total:           51
                                            ----------------

Form 13F Information Table Value Total:         173,190
                                            ----------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

New Generation Advisers, Inc. December 31, 2006


                                                                                            Column 8    Column 8    Column 8
                           Title of                 Value            Investment    Other     Voting      Voting      Voting
Name of Issuer               Class      CUSIP     ($1,000)   Shares  Discretion   Managers    Sole       Shared       None
--------------             --------     -----     --------   ------  ----------   --------  --------    --------    --------

Ace Aviation Holdings       Class A   G0070K103    8,180     252,204    Sole        None      252,204
Acme Communications         Common    004631107    2,033     404,894    Sole        None      404,894
Alcatel-Lucent              ADR       013904305    2,273     159,867    Sole        None      159,867
AMR Corporation             Common    001765106    3,482     115,180    Sole        None      115,180
Armstrong World             Common    04247X102    6,909     162,992    Sole        None      162,992
Blockbuster                 Common    093679108    5,290   1,000,000    Sole        None    1,000,000
Bookham                     Common    09856E105    3,163     777,100    Sole        None      777,100
Broadwing                   Common    11161E101    1,772     113,460    Sole        None      113,460
Brocade Communication       Common    111621108    4,928     600,260    Sole        None      600,260
CIENA                       Common    171779309    2,756      99,461    Sole        None       99,461
Conexant Systems            Common    207142100    3,162   1,550,000    Sole        None    1,550,000
Continental Airlines        Class B   210795308    2,171      52,625    Sole        None       52,625
Covad Communications        Common    222814204    1,753   1,270,100    Sole        None    1,270,100
Cypress Semiconductor       Common    232806109    1,547      91,700    Sole        None       91,700
DDI                         Common    233162502    4,134     574,155    Sole        None      574,155
Electroglas                 Common    285324109    2,459     987,389    Sole        None      987,389
Exide                       Common    302051206    2,701     620,973    Sole        None      620,973
Finisar                     Common    31787A101    5,249   1,625,000    Sole        None    1,625,000
Gateway                     Common    367626108    3,819   1,900,000    Sole        None    1,900,000
Global Industries           Common    379336100    1,304     100,000    Sole        None      100,000
Goodyear Tire & Rubber      Common    382550101    6,124     291,780    Sole        None      291,780
Grey Wolf                   Common    397888108    2,486     362,415    Sole        None      362,415
Harmonic                    Common    413160102    3,272     450,000    Sole        None      450,000
Hayes Lemmerz               Common    420781304    4,688   1,199,000    Sole        None    1,199,000
Healthsouth                 Common    421924309    2,763     122,000    Sole        None      122,000
Horizon Offshore            Common    44043J204    2,867     175,900    Sole        None      175,900
iBasis                      Common    450732201    3,477     409,074    Sole        None      409,074
Input/Output                Common    457652105    3,144     230,670    Sole        None      230,670
International Coal Group    Common    45928H106    3,959     764,707    Sole        None      764,707
ION common                  Common    46205A103    1,560   3,120,900    Sole        None    3,120,900
JDS Uniphase                Common    46612J507    3,355     201,379    Sole        None      201,379
Kulicke and Soffa           Common    501242101    1,662     197,800    Sole        None      197,800
Ladish Co., Inc.            Common    505754200    2,597      70,048    Sole        None       70,048
Loral                       Common    543881106    4,486     110,171    Sole        None      110,171
MAIR Holding                Common    560635104    2,611     364,147    Sole        None      364,147
Mindspeed Technologies      Common    602682106    3,233   1,692,800    Sole        None    1,692,800
Newpark Resources           Common    651718504    3,659     507,480    Sole        None      507,480



                                                                                            Column 8    Column 8    Column 8
                           Title of                 Value            Investment    Other     Voting      Voting      Voting
Name of Issuer               Class      CUSIP     ($1,000)   Shares  Discretion   Managers    Sole       Shared       None
--------------             --------     -----     --------   ------  ----------   --------  --------    --------    --------

Nortel Networks             Common    656568508      674      25,220    Sole        None       25,220
Owens Corning               Common    690732102    6,261     209,412    Sole        None      209,412
Parker Drilling             Common    701081101    2,025     247,900    Sole        None      247,900
Portland General            Common    736508847    3,959     145,295    Sole        None      145,295
Revlon class A              Common    761525500    2,708   2,115,400    Sole        None    2,115,400
Rite Aid                    Common    767754104    3,660     672,710    Sole        None      672,710
Six Flags                   Common    83001P109      224      42,750    Sole        None       42,750
Tellabs                     Common    879664100    3,340     325,500    Sole        None      325,500
U.S. Airways Group          Common    90341W108    2,731      50,722    Sole        None       50,722
UAL                         Common    902549807    4,603     104,605    Sole        None      104,605
Visteon                     Common    92839U107    4,299     507,000    Sole        None      507,000
W.R. Grace                  Common    38388F108    9,431     476,300    Sole        None      476,300
Zhone Technologies          Common    98950P108    1,886   1,439,935    Sole        None    1,439,935
Zilog Inc.                  Common    989524301    2,361     538,933    Sole        None      538,933
